Risk Management - Maturity analysis of Offbalance accounts (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for off balance sheet item [Abstract]
Payment guarantees	₩ 16,611,262	₩ 13,793,301
Loan commitments	133,863,588	126,829,192
Other commitments	₩ 4,572,323	₩ 4,854,099